Financial risk management (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in other comprehensive income	$ (6,027)	$ 4,482	$ (7,352)	$ 7,104